Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of September 30, 2022 through November 14, 2022, the date the condensed interim consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.	On October 6, 2022, the Company completed a private placement and issued 412,292 common shares at a price of $2.715.

2.	Subsequent to September 30, 2022, the Company extended CAD$574,423 in notes payable to director Brian Tingle.